Regulatory Matters - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 21, 2016	Jan. 01, 2016	Dec. 31, 2009
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity Tier 1 ratio or risk-weighted assets	4.50%
Tier 1 risk-based capital ratio	6.00%
Total risk-based capital ratio	8.00%
Tier 1 leverage capital ratio	4.00%
Tier one capital conservation buffer to risk weighted assets	2.50%				0.625%
Tier one capital conservation buffer to risk weighted assets, 2017	1.25%
Tier one capital conservation buffer to risk weighted assets, 2018	1.875%
Tier one capital conservation buffer to risk weighted assets, 2019	2.50%
Leverage ratio, Actual ratio		8.50%
Tier 1 capital (to risk-weighted assets), Actual, Ratio		9.50%
Total Capital (to Risk-Weighted Assets)		11.50%
FDIC assessment expense	$ 1,000,000	$ 3,100,000	$ 3,800,000
Tier 1 capital limitation, interest	25.00%
Capital securities qualified as Tier 1 capital	$ 62,000,000
Capital securities qualified as Tier 2 capital	$ 28,000,000
OCC Agreement [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Penalties payable				$ 25,000
Minimum [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Leverage ratio, Actual ratio	12.39%
Tier 1 capital (to risk-weighted assets), Actual, Ratio	17.91%
Total Capital (to Risk-Weighted Assets)	19.85%
Maximum [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Brokered deposits limit	6.00%
Capital securities qualified as Tier 1 capital						$ 15,000,000,000